Right of use assets (Tables)	12 Months Ended
Dec. 31, 2024
Right of use assets
Summary of right of use assets

Leasehold Property
£ 000
Cost or valuation
At January 1, 2023	4,091
Additions	183
At December 31, 2023	4,274
Additions	246
Disposals	(332)
At December 31, 2024	4,188
Accumulated depreciation
At January 1, 2023	970
Charge for the year	658
Impairment	193
At December 31, 2023	1,821
Charge for the year	730
Depreciation on disposals	(332)
At December 31, 2024	2,219
Net book value
At December 31, 2024	1,969
At December 31, 2023	2,453